INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES - Schedule of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
-Debt investment
Fair value of investment	¥ 150,922	$ 20,676	¥ 104,134
Held-to-maturity debt securities recorded as long-term investments	74,400
-Equity investments recorded as long-term investments
Investments accounted for under the equity method.	899,362		1,199,982
Equity securities with readily determinable fair values	542,024		330,414
Equity securities without readily determinable fair values	257,095		358,526
Equity securities applying fair value option	97,372		228,706
Subtotal	1,795,853		2,117,628
Total long-term investments	¥ 1,870,253	$ 256,224	¥ 2,117,628